Note 7 - Risk Management - Breakdown of Loans and Advances , impaired and accumulated impairment by sectors (Details) - Later Than Three Months [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General Governement [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 171	€ 295	€ 194
General Governement [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (111)	€ (52)	€ (67)
General Governement [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.50%	0.80%	0.50%
Credit Institutions [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 11	€ 10	€ 25
Credit Institutions [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (36)	€ (42)	€ (51)
Credit Institutions [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.00%	0.00%	0.10%
Other Financial Institutions [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 12	€ 34	€ 67
Other Financial Institutions [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (26)	€ (82)	€ (162)
Other Financial Institutions [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	0.10%	0.20%	0.50%
Corporate Entities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 10,791	€ 13,786	€ 16,254
Corporate Entities [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (7,538)	€ (10,192)	€ (12,321)
Corporate Entities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	6.30%	7.40%	8.80%
Agriculture Forestry And Fishing [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 166	€ 221	€ 231
Agriculture Forestry And Fishing [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (123)	€ (188)	€ (180)
Agriculture Forestry And Fishing [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.30%	5.10%	5.40%
Mining And Quarrying [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 177	€ 126	€ 192
Mining And Quarrying [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (123)	€ (83)	€ (114)
Mining And Quarrying [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.70%	3.30%	4.70%
Manufacturing [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 1,239	€ 1,569	€ 1,947
Manufacturing [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (955)	€ (1,201)	€ (1,729)
Manufacturing [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.60%	4.50%	5.80%
Electricity Gas [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 213	€ 569	€ 250
Electricity Gas [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (289)	€ (402)	€ (395)
Electricity Gas [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.80%	3.20%	1.40%
Water Supply [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 29	€ 29	€ 44
Water Supply [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (11)	€ (10)	€ (23)
Water Supply [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.50%	3.50%	5.20%
Construction [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 2,993	€ 5,358	€ 6,585
Construction [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (1,708)	€ (3,162)	€ (4,469)
Construction [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	20.10%	26.30%	30.10%
Wholesale And Retail Trade [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 1,706	€ 1,857	€ 1,829
Wholesale And Retail Trade [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (1,230)	€ (1,418)	€ (1,386)
Wholesale And Retail Trade [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	5.90%	6.20%	6.30%
Transport And Storage [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 441	€ 442	€ 616
Transport And Storage [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (353)	€ (501)	€ (607)
Transport And Storage [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.20%	4.50%	6.40%
Accommodation And Food Service Activies [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 362	€ 499	€ 567
Accommodation And Food Service Activies [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (222)	€ (273)	€ (347)
Accommodation And Food Service Activies [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.30%	5.90%	7.00%
Information And Communication [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 984	€ 112	€ 110
Information And Communication [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (256)	€ (110)	€ (100)
Information And Communication [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	17.00%	2.20%	2.30%
Real Estate Activities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 1,171	€ 1,441	€ 1,547
Real Estate Activities [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (1,100)	€ (1,074)	€ (1,194)
Real Estate Activities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	7.90%	8.70%	9.10%
Professional Scientific And Tecnical Activities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 252	€ 442	€ 944
Professional Scientific And Tecnical Activities [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (183)	€ (380)	€ (454)
Professional Scientific And Tecnical Activities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.80%	6.00%	12.80%
Administrative And Support Service Activities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 188	€ 182	€ 224
Administrative And Support Service Activities [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (130)	€ (107)	€ (148)
Administrative And Support Service Activities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	6.30%	7.30%	6.90%
Public Administration And Defense [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 4	€ 18	€ 18
Public Administration And Defense [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (6)	€ (25)	€ (25)
Public Administration And Defense [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.90%	3.00%	2.80%
Education [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 31	€ 58	€ 26
Education [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (25)	€ (31)	€ (19)
Education [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	3.40%	5.40%	2.60%
Sanitary and Social Activities [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 75	€ 89	€ 82
Sanitary and Social Activities [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (68)	€ (88)	€ (91)
Sanitary and Social Activities [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	1.70%	1.80%	1.80%
Arts Enterntainment And Recreation [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 69	€ 84	€ 100
Arts Enterntainment And Recreation [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (38)	€ (51)	€ (63)
Arts Enterntainment And Recreation [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.60%	5.10%	6.60%
Other Services [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 690	€ 691	€ 942
Other Services [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (716)	€ (1,088)	€ (977)
Other Services [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.30%	4.20%	6.10%
Households [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 8,417	€ 8,801	€ 8,817
Households [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (5,073)	€ (5,648)	€ (6,140)
Households [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.70%	4.60%	4.50%
Total [Member] | Gross Value Financial Assets Impaired [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ 19,401	€ 22,925	€ 25,358
Total [Member] | Allowances Collectively Estimated [Member]
Risk Management Loans And Advances Sectors [Line Items]
Loans and Advances Impared and Accumulated impairment by sectors	€ (12,784)	€ (16,016)	€ (18,742)
Total [Member] | Percentage Non Performing Loans And Advances [Member]
Risk Management Loans And Advances Sectors [Line Items]
Percentage of Loans and Advances Impared and Accumulated impairment by sectors	4.50%	5.00%	5.50%